Details of Significant Accounts - Summary of Intangible Assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	$ 1,802		$ 4,030
Additions	1,802		4,177
Transfers (Note)	605		243
Amortization charges	(3,207)	$ (114)	(6,648)
Intangible assets, ending balance	1,002	36	1,802
Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	80,615		76,438
Intangible assets, ending balance	80,024	2,850	80,615
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	(78,813)		(72,318)
Intangible assets, ending balance	(79,022)	(2,814)	(78,813)
Professional Technology | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	49,136		49,290
Intangible assets, ending balance	46,138	1,643	49,136
Professional Technology | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	(49,136)		(49,290)
Intangible assets, ending balance	(46,138)	(1,643)	(49,136)
Computer Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	1,802		4,030
Additions	1,802		4,177
Transfers (Note)	605		243
Amortization charges	(3,207)		(6,648)
Intangible assets, ending balance	1,002	36	1,802
Computer Software | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	31,479		27,058
Intangible assets, ending balance	33,886	1,207	31,479
Computer Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	(29,677)		(23,028)
Intangible assets, ending balance	$ (32,884)	$ (1,171)	$ (29,677)